Fair Value Measurement (Details) - Schedule of reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($) shares
Schedule of reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis [Abstract]
Beginning Balance
Issuance of convertible notes (in Shares) | shares	57,500
Changes in fair value of convertible notes	$ 9,861
Conversion as of Merger (in Shares) | shares	(67,361)
Ending Balance